GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL [Abstract]
Schedule of Goodwill
Total

As of January 1, 2022	$11,449

Foreign currency translation adjustments	(583)

As of December 31, 2022	10,866

Foreign currency translation adjustments	224

As of December 31, 2023	$11,090